Business Combinations (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Aggregate Fair Value Of Transaction
Ferrellgas, L.P. has preliminarily estimated the fair values of the assets acquired and liabilities assumed as follows:

	Estimated At
	October 31, 2015 (as adjusted)	July 31, 2015 (as initially reported)	Measuring period adjustments
Working capital	$(5,890)	$1,783	$(7,673)
Transportation equipment	293,491	293,491	—
Injection stations and pipelines	41,632	41,632	—
Goodwill	203,495	193,311	10,184
Customer relationships	259,300	261,811	(2,511)
Non-compete agreements	14,800	14,800	—
Trade names & trademarks	5,800	5,800	—
Office equipment	7,449	7,449	—
Other	2,375	2,375	—
Aggregate fair value of net assets acquired	$822,452	$822,452	$—

Ferrellgas, L.P. has preliminarily estimated the fair values of the assets acquired and liabilities assumed as follows:

	Estimated At
	January 31, 2016 (as adjusted)	July 31, 2015 (as initially reported)	Measurement period adjustments
Working capital	$(6,657)	$1,783	$(8,440)
Transportation equipment	293,491	293,491	—
Injection stations and pipelines	41,632	41,632	—
Goodwill	187,662	193,311	(5,649)
Customer relationships	277,100	261,811	15,289
Non-compete agreements	10,000	14,800	(4,800)
Trade names & trademarks	9,400	5,800	3,600
Office equipment	7,449	7,449	—
Other	2,375	2,375	—
Aggregate fair value of net assets acquired	$822,452	$822,452	$—

Business Acquired, Income Statement Impact	The following amounts from this acquisition were included in the operating results for the year ending July 31, 2015:

For the year ended July 31,
2015
Revenue	$81,512
Operating income	3,848

Business Acquisition, Pro Forma Information
These unaudited pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had this acquisition been completed on August 1, 2014 or the results that would be attained in the future.

For the three months ended October 31,
2014
Revenue	$528,611
Net loss	(32,487)

These unaudited pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had this acquisition been completed on August 1, 2014 or the results that would be attained in the future.

	For the three months ended January 31,	For the six months ended January 31,
	2015	2015
Revenue	$751,229	$1,279,841
Net earnings	87,382	54,896

These unaudited pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had this acquisition been completed on August 1, 2013 or the results that would be attained in the future.

	For the year ended July 31,
	2015	2014
Revenue	$2,319,927	2,583,680
Net earnings	4,504	20,580

Propane and related equipment sales [Member]
Schedule Of Funding Of Acquisitions
These acquisitions, were funded as follows on their dates of acquisition:

	For the year ended July 31,
	2015	2014	2013
Cash payments, net of cash acquired	$4,250	$34,219	$37,186
Issuance of liabilities and other costs and considerations	481	2,942	2,035
Common units, net of issuance costs	3,000	1,500	—
Aggregate fair value of transactions	$7,731	$38,661	$39,221

Aggregate Fair Value Of Transaction
The aggregate fair values, for the acquisitions in propane and related equipment sales reporting segment, were allocated as follows, including any adjustments identified during the measurement period:

	For the year ended July 31,
	2015	2014	2013
Working capital	233	(919)	7,302
Customer tanks, buildings, land and other	236	14,519	5,155
Goodwill	—	2,922	4,640
Customer lists	6,569	19,480	12,211
Non-compete agreements	693	2,659	944
Other intangibles	—	—	5,678
Trade names & trademarks	—	—	3,291
Aggregate fair value of net assets acquired	$7,731	$38,661	$39,221

Midstream Operations - Water Solutions [Member]
Schedule Of Funding Of Acquisitions
These acquisitions were funded as follows on their dates of acquisition:

	For the year ended July 31,
	2015	2014	2013
Cash payments, net of cash acquired	$74,677	$127,785	$—
Issuance of liabilities and other costs and considerations	—	2,555	—
Aggregate fair value of transactions	$74,677	$130,340	$—

Aggregate Fair Value Of Transaction

The aggregate fair values, for these acquisitions were allocated as follows:

	For the year ended July 31,
	2015	2014	2013
Working capital	1,155	490	—
Customer tanks, buildings, land and other	1,704	622	—
Salt water disposal wells	10,705	24,288	—
Goodwill	12,359	16,957	—
Customer relationships	38,846	64,000	—
Non-compete agreements	3,639	13,300	—
Permits and favorable lease arrangements	6,269	10,683	—
Aggregate fair value of net assets acquired	$74,677	$130,340	$—

Midstream - Crude Oil Logistics [Member]
Aggregate Fair Value Of Transaction
The aggregate fair value for the Bridger Logistics Acquisition in the midstream operations - crude oil logistics solutions segment was preliminarily allocated as follows:

For the year ended July 31,
2015
Working capital	$1,783
Transportation equipment	293,491
Injection stations and pipelines	41,632
Goodwill	193,311
Customer relationships	261,811
Non-compete agreements	14,800
Trade names & trademarks	5,800
Office equipment	7,449
Other	2,375
Aggregate fair value of net assets acquired	$822,452